DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 11. DERIVATIVE LIABILITIES

The following table is a summary of the derivative liability activity for the six months ended June 30, 2021:

Derivative Liability Balance as of December 31, 2020	$5,303,984
Liability extinguished	(5,303,984)
Derivative Liability Balance as of June 30, 2021	$—

Convertible Notes Assigned to BD 1

The convertible notes that were assigned to BD 1 in September 2020, further described above in Note 10, were exchanged for new notes on December 18, 2020, as part of the Company’s recapitalization and restructuring effort which began in June 2020. Prior to the exchange, pursuant to a number of factors outlined in ASC Topic 815, Derivatives and Hedging, the conversion options in the notes were deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability. The fair value measurements rely primarily on Company-specific inputs and the Company’s own assumptions. With the absence of observable inputs, the Company determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy. The derivative associated with the notes approximates management’s estimate of the fair value of the embedded derivative liability based on using a Monte Carlo simulation following a Geometric Brownian Motion with the following assumptions identified below.

At December 31, 2019, the aggregate derivative liability associated with these notes was $5,706,175. This value was derived from Management’s fair value assessment using the following assumptions: annual volatility range of 42% to 46%, present value discount rate of 12%, and a dividend yield of 0%.

In 2020, pursuant to ASC Topic 815, Derivatives and Hedging, Management conducted quarterly fair value assessments of the embedded derivatives associated with these notes. Engaging the services of a firm specializing in these valuations, it was determined that a rational investor would not convert the notes, and would not expect to do so in the foreseeable future. The Company had reported doubt as to its ability to continue as a going concern since 2015. The Company scaled down operations and did not expect to ramp up until significant financing could be obtained and has been operating under these conditions for some time already, continuously chasing funding to continue operations. Circumstances shifted in late 2019 and early 2020, making fundraising and continuing operations more difficult, thereby reducing liquidity and attractiveness of the common stock. These new circumstances made it clear to current and prospective investors that the Company would either file bankruptcy or restructure with a strategic investor. Accordingly, conversion of a debt instrument into common stock that cannot be sold in the marketplace would put the holder in a far less secure position compared to holding the instrument as debt. As a result of the fair value assessments, the Company recorded an aggregate net gain of $5,706,175 for the year ended December 31, 2020, as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Consolidated Statements of Operations to properly reflect that the value of the embedded derivative had been eliminated in 2020.

Convertible Notes held by Global Ichiban

In connection with the convertible notes held by Global, further described above in Note 8, pursuant to a number of factors outlined in ASC Topic 815, Derivatives and Hedging, the conversion options in the notes were deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability. The fair value measurements rely primarily on Company-specific inputs and the Company’s own assumptions. With the absence of observable inputs, the Company determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy. The derivative associated with the notes approximates management’s estimate of the fair value of the embedded derivative liability based on using a Monte Carlo simulation following a Geometric Brownian Motion with the following assumptions identified below.

At December 31, 2019, the aggregate derivative liability associated with these notes was $2,010,975. This value was derived from Management’s fair value assessment using the following assumptions: annual volatility of 46%, present value discount rate of 12%, and a dividend yield of 0%.

The conversion option in the GI Exchange Note was deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance based on the following assumptions: annual volatility of 49%, expected interest rate of 1.52%, and a dividend yield of 0%, and appropriately recorded that value as a derivative liability. At September 9, 2020, the derivative liability associated with the Global note was $447,903. The fair value of the derivative was recorded as a debt discount and will be charged to interest over the life of the note.

The derivative liability associated with the note is subject to revaluation on a quarterly basis to reflect the market value change of the embedded conversion option. Management assessed the fair value option of this embedded derivative, as of December 31, 2020, using the following assumptions: annual volatility of 62%, and a dividend yield of 0%. As a result of the fair value assessments, the Company recorded an aggregate net loss of $2,845,106 for the year ended December 31, 2020, as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Consolidated Statement of Operations to properly reflect that the value of the embedded derivative of $5,303,984 as of December 31, 2020.

On March 9, 2021, the Company entered into a settlement agreement with Global, further described above in Note 8. As a result of the settlement, the entire debt was cancelled and the Company recorded an aggregate net gain of $5,303,984 for the three months ended March 31, 2021, as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Condensed Consolidated Statement of Operations to properly reflect that the value of the embedded derivative had been eliminated.

NOTE 13. DERIVATIVE LIABILITIES

The following table is a summary of the derivative liability activity for the years ended December 31, 2020 and 2019:

Derivative Liability Balance as of December 31, 2018	$10,114,452
Additional derivative liability on new notes	4,507,380
Change in fair value of derivative liability	(6,196,026)
Liability extinguished	(708,656)
Derivative Liability Balance as of December 31, 2019	7,717,150
Additional derivative liability on new notes	447,903
Change in fair value of derivative liability	(2,861,069)
Derivative Liability Balance as of December 31, 2020	$5,303,984

Convertible Notes Assigned to BD 1

The convertible notes that were assigned to BD 1 in September 2020, further described above in Notes 10 and 12, were exchanged for new notes as part of the Company’s recapitalization and restructuring effort which began in June 2020. Prior to the exchange, pursuant to a number of factors outlined in ASC Topic 815, Derivatives and Hedging, the conversion options in the notes were deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability. The fair value measurements rely primarily on Company-specific inputs and the Company’s own assumptions. With the absence of observable inputs, the Company determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy. The derivative associated with the notes approximates management’s estimate of the fair value of the embedded derivative liability based on using a Monte Carlo simulation following a Geometric Brownian Motion with the following assumptions identified below.

At December 31, 2019, the aggregate derivative liability associated with these notes was $5,706,175. This value was derived from Management’s fair value assessment using the following assumptions: annual volatility range of 42% to 46%, present value discount rate of 12%, and a dividend yield of 0%.

During the first three quarters of 2020, pursuant to ASC Topic 815, Derivatives and Hedging, Management conducted quarterly fair value assessments of the embedded derivatives associated with these notes. Engaging the services of a firm specializing in these valuations, it was determined that a rational investor would not convert the notes, and would not expect to do so in the foreseeable future. The Company had reported doubt as to its ability to continue as a going concern since 2015. The Company scaled down operations and did not expect to ramp up until significant financing could be obtained and has been operating under these conditions for some time already, continuously chasing funding to continue operations. Circumstances shifted in late 2019 and early 2020, making fundraising and continuing operations more difficult, thereby reducing liquidity and attractiveness of the common stock. These new circumstances made it clear to current and prospective investors that the Company would either file bankruptcy or restructure with a strategic investor. Accordingly, as of the valuation date, conversion of a debt instrument into common stock that cannot be sold in the marketplace would put the holder in a far less secure position compared to holding the instrument as debt. As a result of the fair value assessments, the Company recorded an aggregate net gain of $5,706,175 for the year ended December 31, 2020, as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Consolidated Statements of Operations to properly reflect that the value of the embedded derivative had been eliminated in 2020.

Convertible Notes held by Global Ichiban

In connection with the convertible notes held by Global, further described above in Note 10, pursuant to a number of factors outlined in ASC Topic 815, Derivatives and Hedging, the conversion options in the notes were deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance and appropriately recorded that value as a derivative liability. The fair value measurements rely primarily on Company-specific inputs and the Company’s own assumptions. With the absence of observable inputs, the Company determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy. The derivative associated with the notes approximates management’s estimate of the fair value of the embedded derivative liability based on using a Monte Carlo simulation following a Geometric Brownian Motion with the following assumptions identified below.

At December 31, 2019, the aggregate derivative liability associated with these notes was $2,010,975. This value was derived from Management’s fair value assessment using the following assumptions: annual volatility of 46%, present value discount rate of 12%, and a dividend yield of 0%.

The conversion option in the GI Exchange Note was deemed to include an embedded derivative that required bifurcation and separate accounting. As such, the Company ascertained the value of the conversion option as if separate from the convertible issuance based on the following assumptions: annual volatility of 49%, expected interest rate of 1.52%, and a dividend yield of 0%, and appropriately recorded that value as a derivative liability. At September 9, 2020, the derivative liability associated with the Global note was $447,903. The fair value of the derivative was recorded as a debt discount and will be charged to interest over the life of the note.

The derivative liability associated with the note is subject to revaluation on a quarterly basis to reflect the market value change of the embedded conversion option. Management assessed the fair value option of this embedded derivative, as of December 31, 2020, using the following assumptions: annual volatility of 62%, and a dividend yield of 0%. As a result of the fair value assessments, the Company recorded an aggregate net loss of $2,845,106 for the year ended December 31, 2020, as “Change in fair value of derivatives and gain/loss on extinguishment of liabilities, net” in the Consolidated Statement of Operations to properly reflect that the value of the embedded derivative of $5,303,984 as of December 31, 2020.